Earnings per equity share	6 Months Ended
Sep. 30, 2014
Earnings per equity share

15. Earnings per equity share

A reconciliation of the equity shares used in the computation of basic and diluted earnings per equity share has been provided below. Potential equity shares in the nature of ESOPs with average outstanding balance of 23.5 million and 20.8 million were excluded from the calculation of diluted earnings per share for the six months period ended September 30, 2013 and September 30, 2014, respectively, as these were anti-dilutive.

	As of September 30,
	2013	2014
Weighted average number of equity shares used in computing basic earnings per equity share	2,386,231,714	2,407,093,337

Effect of potential equity shares for stock options outstanding	18,106,685	19,144,784

Weighted average number of equity shares used in computing diluted earnings per equity share	2,404,338,399	2,426,238,121

The following are reconciliations of basic and diluted earnings per equity share and earnings per ADS.

	Six months period ended September 30,
	2013		2014		2014

Basic earnings per share	Rs.	14.46	Rs.	17.85	US$	0.29

Effect of potential equity shares for stock options outstanding		0.11		0.14		0.01

Diluted earnings per share	Rs.	14.35	Rs.	17.71	US$	0.28

Basic earnings per ADS	Rs.	43.38	Rs.	53.55	US$	0.87

Effect of potential equity shares for stock options outstanding		0.33		0.42		0.03

Diluted earnings per ADS	Rs.	43.05	Rs.	53.13	US$	0.84